RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Change in Fair Value of Scheme Assets - Post employment retirement benefits - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in the fair value of scheme assets
At 1 January	£ 45,791	£ 42,238
Return on plan assets excluding amounts included in interest income	5,565	3,531
Interest income	937	1,220
Employer contributions	1,149	1,062
Benefits paid	(2,254)	(2,174)
Settlements	(22)	(18)
Administrative costs paid	(54)	(43)
Exchange and other adjustments	15	(25)
At 31 December	£ 51,127	£ 45,791